Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Current
Supplies and consumables	$ 14,154	$ 12,595	$ 9,593	$ 7,551	$ 5,786
Work in progress	129	670	1,013	2,236	3,783
Finished goods	7,132	9,774	14,248	6,802	5,032
Total current	21,415	23,039	24,854	16,589	14,601
Non-current
Supplies and consumables	334	354	431	565	518
Total non-current	334	354	431	565	518
Total	$ 21,749	$ 23,393	$ 25,285	$ 17,154	$ 15,119